EXCELSIOR FUNDS, INC.

EXCELSIOR FUNDS TRUST

EXCELSIOR TAX-EXEMPT FUNDS, INC.

Supplement dated November 14, 2007 to the following Prospectuses

Excelsior Funds, Inc. Excelsior Funds Trust Excelsior Tax-Exempt Funds, Inc. Fixed Income Funds—Shares Class Prospectus dated July 1, 2007, as most recently supplemented through November 5, 2007	Excelsior Funds, Inc. Excelsior Funds Trust Retirement Shares Class Prospectus dated July 1, 2007, as most recently supplemented through August 29, 2007

Excelsior Funds, Inc. Excelsior Funds Trust Equity Funds—Shares Class Prospectus dated July 1, 2007, as most recently supplemented through October 1, 2007	Excelsior Funds, Inc. Excelsior Funds Trust Equity Funds—Class A and Class C Shares Prospectus dated October 1, 2007

Excelsior Funds, Inc. Excelsior Funds Trust Institutional Funds—Institutional Shares Class Prospectus dated July 1, 2007, as most recently supplemented through November 5, 2007

The above Fixed Income Funds—Shares Class Prospectus, and Equity Funds—Shares Class Prospectus are collectively referred to as the “Shares Class Prospectus,” the Equity Funds—Class A and Class C Shares Prospectus is referred to as the “Class A and Class C Shares Prospectus,” the Institutional Funds—Institutional Shares Class Prospectus is referred to as the “Institutional Shares Class Prospectus,” and the Retirement Shares Class Prospectus is referred to as the “Retirement Shares Class Prospectus.”

The above Fixed Income Funds—Shares Class Prospectus, Equity Funds—Shares Class Prospectus, Equity Funds—Class A and Class C Shares Prospectus, Institutional Funds—Institutional Shares Class Prospectus and Retirement Shares Class Prospectus are collectively referred to as the “Prospectuses.”

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Prospectuses for each of the Funds are hereby supplemented as described below:

1. For the Shares Class Prospectus, the Institutional Shares Class Prospectus and the Retirement Shares Class Prospectus, paragraph five of the section entitled “Fund Policy on Trading of Fund Shares” is revised and replaced in its entirety with the following:

Purchases, redemptions and exchanges made through the Funds’ Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit does not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

2. For the Class A and Class C Shares Prospectus, paragraph six of the section entitled “Fund Policy on Trading of Fund Shares” is revised and replaced in its entirety with the following:

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Funds retain the right to modify these restrictions at any time without prior notice to shareholders.

3. For the Shares Class Prospectus and the Institutional Shares Class Prospectus, and for the Retirement Shares Class Prospectus, the following is added after the last bullet in paragraphs 12 and 13, respectively, of the section entitled “Fund Policy on Trading of Fund Shares”:

•	the following retirement plan transactions:
•	payroll deduction contributions by retirement plan participants
•	transactions initiated by a retirement plan sponsor
•	certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions

4. For the Class A and Class C Shares Prospectus, the following is added after the last bullet in paragraph nine of the section entitled “Fund Policy on Trading of Fund Shares”:

•

the following retirement plan transactions: payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor and certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions.

EXC-47/137117-1107